Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	29,586,298
Maximum Aggregate Offering Price	$ 464,209,016.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,107.27
Rule 457(f)	true
Amount of Securities Received | shares	29,586,298
Value of Securities Received, Per Share	15.69
Value of Securities Received	$ 464,209,016.00
Fee Note MAOP	$ 464,209,016.00
Offering Note	(1) Represents the estimated maximum number of shares of common stock, par value $0.01 per share, of OceanFirst Financial Corp. ("OceanFirst" and, such shares, the "OceanFirst common stock") being registered upon completion of the merger of Apollo Merger Sub Corp., a wholly owned subsidiary of OceanFirst ("Merger Sub"), with and into Flushing (the "first merger") described in the joint proxy statement/prospectus contained herein, which is the sum, rounded up to the nearest million, of (a) the sum of (i) 33,883,626 shares of common stock, par value $0.01 per share of Flushing ("Flushing common stock"), issued and outstanding; (ii) 707,039 shares of Flushing common stock underlying outstanding restricted stock unit awards that are subject to solely service-based vesting conditions; (iii) 216,600 shares of Flushing common stock underlying outstanding restricted stock unit awards that are subject to performance-based vesting conditions (assuming target performance under their terms); and (iv) 145 shares of Flushing common stock reserved for future grants under the Flushing stock plans, multiplied by (b) the exchange ratio of 0.85 shares of OceanFirst common stock for each share of Flushing common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The aggregate offering price is (a) the average of the high and low prices of Flushing common stock as reported on the NASDAQ Global Select Market on January 30, 2026 ($15.69) multiplied by (b) the maximum number of shares of Flushing common stock to be converted in the first merger, calculated as set forth in note (1) above (29,586,298). (3) Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.00013810.